Inventories (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Current finished goods
Current work in progress	142,686	135,380
Spare parts and other	1,292,327	1,302,534
(-) Expected losses	(95,111)	(97,934)
Inventories	8,642,882	7,962,324
Pulp | Country of domicile
Inventories [Line Items]
Current finished goods	972,514	801,623
Pulp | Foreign countries
Inventories [Line Items]
Current finished goods	1,882,700	1,510,985
Paper | Country of domicile
Inventories [Line Items]
Current finished goods	653,493	561,409
Paper | Foreign countries
Inventories [Line Items]
Current finished goods	429,903	362,027
Wood
Inventories [Line Items]
Current work in progress	2,284,719	2,287,406
Operating supplies and packaging
Inventories [Line Items]
Current work in progress	R$ 1,079,651	R$ 1,098,894